Organization and Basis of Presentation - Narrative (Details)		12 Months Ended
	Dec. 23, 2015	Dec. 31, 2018 USD ($) DWT	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Oct. 12, 2018
Organization and Basis of Presentation [Table] [Line Items]
Deferred Finance Costs, Own-share Lending Arrangement, Issuance Costs, Adjustment		$ 3,800,000
Equity Method Investment, Ownership Percentage		10.50%				10.90%
Amount of time sale expected to be complete		1 year
Maturity of Time Deposits		3 months
Document Period End Date		Dec. 31, 2018
Number of vessels owned		56
Stockholders' Equity Note, Stock Split, Conversion Ratio	12
Property, Plant and Equipment, Useful Life		25 years
Period used for estimated scrap value		4 years
Cost of Property Repairs and Maintenance		$ 0		$ 0	$ 0
Period of time charter rates			5 years
Period of time charter rate, historical average used for impairment test			10 years
Amortization of deferred financing costs		9,582,000	$ 6,085,000	4,137,000
Deferred Finance Costs, Gross		37,844,000	30,241,000
Accumulated Amortization, Deferred Finance Costs		21,710,000	12,128,000
Write off of deferred financing costs		$ 0	$ 470,000	$ 3,781,000
Finite-Lived Intangible Assets, Remaining Amortization Period		5 years
Number of major customers		2	2	2
Liquidity period		12 months
Number of credit agreements		12
Cash, FDIC Insured Amount		$ 0
Minimum
Organization and Basis of Presentation [Table] [Line Items]
Duration of planned major repairs and maintainence of vessel (in months)		30 months
Maximum [Member]
Organization and Basis of Presentation [Table] [Line Items]
Duration of planned major repairs and maintainence of vessel (in months)		60 months
Newbuilding Drybulk carriers
Organization and Basis of Presentation [Table] [Line Items]
Minimum carrying capicity of vessels | DWT		30,000
Ultramax
Organization and Basis of Presentation [Table] [Line Items]
Number of vessels owned		37
Kamsarmax
Organization and Basis of Presentation [Table] [Line Items]
Number of vessels owned		19
Kamsarmax pool
Organization and Basis of Presentation [Table] [Line Items]
Concentration Risk, Customer		.36	0.42	0.40
Ultramax pool
Organization and Basis of Presentation [Table] [Line Items]
Concentration Risk, Customer		.64	.58	0.6
Secured Debt
Organization and Basis of Presentation [Table] [Line Items]
Number of credit agreements		7
2nd Quarter 2018 [Member] | Hull 2215-TBN SBI Lynx [Member] | Kamsarmax
Organization and Basis of Presentation [Table] [Line Items]
Contracts to acquire New Vessels		1	1